PROVISIONS (Tables)	9 Months Ended
Sep. 30, 2025
Classes of other provisions [abstract]
Schedule of provisions

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2025	$25.0	$1.6	$13.0	$39.6
Provisions made during the period	6.3	11.8	6.9	25.0
Provisions used during the period	(5.6)	(10.1)	(0.4)	(16.1)
Provisions reversed during the period	(0.6)	(0.1)	(2.1)	(2.8)
Translation differences	(0.4)	(0.8)	5.5	4.3
Balance at September 30, 2025	$24.7	$2.4	$22.9	$50.0

Long-term provisions				$13.7
Current provisions				36.3
Total				$50.0